Summary of Significant Accounting Policies - Summary of Information of Non-controlling Interests (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Non Controlling Interests [Line Items]
Non-controlling interests	$ 425,405,000	$ 15,150	$ 0
InspirMed Inc.
Disclosure Of Non Controlling Interests [Line Items]
Name of Subsidiary	InspirMed Inc.
Ownership (%)	49.00%